Document and Entity Information	0 Months Ended
Aug. 14, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug 14, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Aug 14, 2013
Document Effective Date	Aug 14, 2013
Prospectus Date	Jan 20, 2013
Portfolio 21 Global Equity Fund | Class R
Risk/Return:
Trading Symbol	PORTX
Portfolio 21 Global Equity Fund | Class I
Risk/Return:
Trading Symbol	PORIX

Portfolio 21 Global Equity Fund
Portfolio 21 Global Equity Fund
PORTFOLIO 21 GLOBAL EQUITY FUND

(the “Fund”)

Supplement dated August 14, 2013 to the

Summary Prospectus and Prospectus dated January 20, 2013,

as supplemented February 11, 2013

The following change to the Fund’s Summary Prospectus and Prospectus is effective October 31, 2013:

The Fund’s Class R and Class I shares are eliminating their redemption fee.

Accordingly, all references to the redemption fee are removed as of October 31, 2013.

The following changes to the Fund’s Summary Prospectus and Prospectus are effective immediately:

The initial minimum investment amount to open any account for the Class I shares of the Fund is reduced to $100,000.

Accordingly, all references to the initial minimum investment amount for Class I shares in the Summary Prospectus and the Prospectus are changed to reflect the new amount.

The following sentence is added to the “Principal Investment Strategies” section on page 1 of the Summary Prospectus and page 1 of the Prospectus and to the “Principal Investment Strategies and Beliefs” section on page 5 of the Prospectus:

The Fund may participate in securities lending arrangements of up to 33 1/3% of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

The following paragraph is added to the “Principal Investment Risks” section on page 2 of the Summary Prospectus and page 2 of the Prospectus:

•
Securities Lending Risk: There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

Please retain this Supplement with your Summary Prospectus and Statutory Prospectus.

Label	Element	Value
Portfolio 21 Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000811030_SupplementTextBlock
PORTFOLIO 21 GLOBAL EQUITY FUND

(the “Fund”)

Supplement dated August 14, 2013 to the

Summary Prospectus and Prospectus dated January 20, 2013,

as supplemented February 11, 2013

The following change to the Fund’s Summary Prospectus and Prospectus is effective October 31, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio 21 Global Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The Fund’s Class R and Class I shares are eliminating their redemption fee.

Accordingly, all references to the redemption fee are removed as of October 31, 2013.

The following changes to the Fund’s Summary Prospectus and Prospectus are effective immediately:

The initial minimum investment amount to open any account for the Class I shares of the Fund is reduced to $100,000.

Accordingly, all references to the initial minimum investment amount for Class I shares in the Summary Prospectus and the Prospectus are changed to reflect the new amount.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	The initial minimum investment amount to open any account for the Class I shares of the Fund is reduced to $100,000.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following sentence is added to the “Principal Investment Strategies” section on page 1 of the Summary Prospectus and page 1 of the Prospectus and to the “Principal Investment Strategies and Beliefs” section on page 5 of the Prospectus:

The Fund may participate in securities lending arrangements of up to 33 1/3% of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following paragraph is added to the “Principal Investment Risks” section on page 2 of the Summary Prospectus and page 2 of the Prospectus:

•
Securities Lending Risk: There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Statutory Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 20, 2013